UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   AUGUST 8, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      45
Form 13F Information Table Value Total:        $97,737


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AU OPTRONICS CORP-ADR          COM              002255107      239    14120 SH       DEFINED                     0        0    14120
ADVANCED AUTO PARTS INC        COM              00751Y106      254     3930 SH       DEFINED                     0        0     3930
AMERICAN AXLE AND MFRG HLDGS   COM              024061103      280    11070 SH       DEFINED                     0        0    11070
AMERICAN POWER CONVERSION      COM              029066107      237    10060 SH       DEFINED                     0        0    10060
AMPHENOL CORP CL A             COM              032095101      235     5840 SH       DEFINED                     0        0     5840
APPLIED INDUSTRIAL TECH INC    COM              03820C105      257     7950 SH       DEFINED                     0        0     7950
ASTA FUNDING INC               COM              046220109      263     9460 SH       DEFINED                     0        0     9460
AVON PRODS INC                 COM              054303102     4102   108367 SH       DEFINED                     0        0   108367
CAL DIVE INTERNATIONAL INC     COM              127914109      280     5340 SH       DEFINED                     0        0     5340
CLOROX CO                      COM              189054109     3985    71518 SH       DEFINED                     0        0    71518
COLLAGENEX PHARMACEUTICALS INC COM              19419B100      155    20350 SH       DEFINED                     0        0    20350
DELL INC                       COM              24702R101     4893   124010 SH       DEFINED                     0        0   124010
DOW CHEMICAL CO                COM              260543103     4343    97522 SH       DEFINED                     0        0    97522
DUKE ENERGY CORP               COM              264399106     4960   166826 SH       DEFINED                     0        0   166826
EASTMAN KODAK COMPANY          COM              277461109     4179   155657 SH       DEFINED                     0        0   155657
ERESEARCH TECHNOLOGY INC       COM              29481V108      257    19160 SH       DEFINED                     0        0    19160
FLAGSTAR BANCORP INC           COM              337930101      229    12090 SH       DEFINED                     0        0    12090
GRAINGER W W INC               COM              384802104     4089    74629 SH       DEFINED                     0        0    74629
HCA INC                        COM              404119109     4699    82911 SH       DEFINED                     0        0    82911
HARLEY DAVIDSON INC            COM              412822108     3549    71546 SH       DEFINED                     0        0    71546
HUTCHINSON TECHNOLOGY          COM              448407106      225     5850 SH       DEFINED                     0        0     5850
KINDRED HEALTHCARE INC         COM              494580103      248     6250 SH       DEFINED                     0        0     6250
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     5371    54100 SH       DEFINED                     0        0    54100
LIFECELL CORPORATION        ST COM              531927101      287    18160 SH       DEFINED                     0        0    18160
LUCENT TECHNOLOGIES INC        COM              549463107     4169  1432606 SH       DEFINED                     0        0  1432606
MARATHON OIL CORP              COM              565849106     4478    83902 SH       DEFINED                     0        0    83902
MARSHALL & ILSLEY CP           COM              571834100     4904   110334 SH       DEFINED                     0        0   110334
MEDTRONIC INC                  COM              585055106     4291    82857 SH       DEFINED                     0        0    82857
METLIFE INC                    COM              59156R108     4677   104070 SH       DEFINED                     0        0   104070
MULTIMEDIA GAMES, INC.         COM              625453105      244    22180 SH       DEFINED                     0        0    22180
NCR CORP NEW                   COM              62886E108     4962   141294 SH       DEFINED                     0        0   141294
NIKE INC CL B                  COM              654106103     5361    61908 SH       DEFINED                     0        0    61908
ORBITAL SCIENCES CORPORATTION  COM              685564106      240    24200 SH       DEFINED                     0        0    24200
POGO PRODUCING COMPANY         COM              730448107      256     4940 SH       DEFINED                     0        0     4940
PORTFOLIO RECOVERY ASSOC       COM              73640Q105      271     6440 SH       DEFINED                     0        0     6440
SECURE COMPUTING INC           COM              813705100      241    22150 SH       DEFINED                     0        0    22150
SELECT COMFORT CORP         ST COM              81616X103      237    11060 SH       DEFINED                     0        0    11060
SS & C TECH                    COM              85227Q100      246     7750 SH       DEFINED                     0        0     7750
SWIFT TRANSN CO                COM              870756103      234    10060 SH       DEFINED                     0        0    10060
SYSCO CORP                     COM              871829107     5017   138618 SH       DEFINED                     0        0   138618
TRIMBLE NAV LTD                COM              896239100      247     6340 SH       DEFINED                     0        0     6340
UNITED TECHNOLOGIES CORP       COM              913017109     4968    96752 SH       DEFINED                     0        0    96752
WALGREEN CO                    COM              931422109     4591    99817 SH       DEFINED                     0        0    99817
WEBEX INC                      COM              94767L109      258     9760 SH       DEFINED                     0        0     9760
XILINX INC                     COM              983919101      229     8970 SH       DEFINED                     0        0     8970